Stock-Based Compensation - Additional Information (Details) - USD ($)			1 Months Ended	12 Months Ended
	Oct. 20, 2020	Jan. 02, 2020	May 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding						6,770,000
ADOMANI, INC. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, gross				4,235,000	1,095,000
Stock options, exercise price				$ 0.42	$ 0.45
Stock options outstanding				9,685,247	25,617,338		24,728,422
Number of shares forfeited				20,167,091	135,000
Intrinsic value of options outstanding				$ 1,000,000
ADOMANI, INC. [Member] | Suneel Sawant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, gross		2,000,000
Effective date of agreement		Jan. 02, 2020
ADOMANI, INC. [Member] | Suneel Sawant [Member] | Exercise Price $0.50 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, exercise price		$ 0.50
Stock options, expiration date		Dec. 31, 2020
ADOMANI, INC. [Member] | Suneel Sawant [Member] | Exercise Price $1.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, exercise price		$ 1.00
Stock options, expiration date		Dec. 31, 2021
ADOMANI, INC. [Member] | Consultants [Member] | Exercise Price $0.50 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares forfeited				1,000,000
Exercise price of options forfeited				$ 0.50
ADOMANI, INC. [Member] | Consultants [Member] | Exercise Price $0.10 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares forfeited				704,436
Exercise price of options forfeited				$ 0.10
ADOMANI, INC. [Member] | Employees [Member] | Exercise Price $1.31 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares forfeited				86,177
Exercise price of options forfeited				$ 1.31
ADOMANI, INC. [Member] | Employees [Member] | Exercise Price $0.45 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares forfeited				161,433
Exercise price of options forfeited				$ 0.45
ADOMANI, INC. [Member] | Employees [Member] | Exercise Price $0.12 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares forfeited				417,143
Exercise price of options forfeited				$ 0.12
ADOMANI, INC. [Member] | Equity Incentive Plan 2017 [Member] | Certain Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, gross			2,235,000
Stock options, exercise price			$ 0.12
Share-based compensation arrangement by share-based payment award, options, grants in period, fair market value			$ 204,933
ADOMANI, INC. [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, fair market value		$ 162,398
Stock-based compensation expense expects to recognized related to nonvested award				$ 252,288
Stock-based compensation expense expected to recognized over a weighted average period				1 year 10 months 17 days
ADOMANI, INC. [Member] | Employee Stock Option [Member] | Equity Incentive Plan 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, fair market value		$ 76,299
Share-based compensation arrangement by share-based payment award, fair vaue asumptions, expected term		1 year
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected volatility rate		172.40%
Share-based compensation arrangement by share-based payment award, fair value assumptions, risk free interest rate		1.56%
ADOMANI, INC. [Member] | Employee Stock Option [Member] | Equity Incentive Plan 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, fair market value		$ 86,099
Share-based compensation arrangement by share-based payment award, fair vaue asumptions, expected term		2 years
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected volatility rate		155.00%
Share-based compensation arrangement by share-based payment award, fair value assumptions, risk free interest rate		1.58%
ADOMANI, INC. [Member] | Employee Stock Option [Member] | Equity Incentive Plan 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, fair vaue asumptions, expected term			5 years 9 months
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected volatility rate			147.50%
Share-based compensation arrangement by share-based payment award, fair value assumptions, risk free interest rate			0.50%
ADOMANI, INC. [Member] | Employee Stock Option [Member] | Equity Incentive Plan 2017 [Member] | Certain Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, expiration period			10 years
Share-based compensation arrangement by share-based payment award award vesting period			3 years
ADOMANI, INC. [Member] | James L. Reynolds [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash payment	$ 64,250
ADOMANI, INC. [Member] | Mr Monfort [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding					14,297,902
Number of shares forfeited				14,297,902
Options cancellation date					Feb. 04, 2020
ADOMANI, INC. [Member] | Former Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares forfeited				3,500,000
Exercise price of options forfeited				$ 0.10
General and Administrative Expense [Member] | ADOMANI, INC. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense				$ 347,563	$ 768,550
Modification of Options to Purchase One [Member] | ADOMANI, INC. [Member] | James L. Reynolds [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option to purchase common shares	1,000,000
Common stock, exercise price	$ 0.12
Modification of Options to Purchase Two [Member] | ADOMANI, INC. [Member] | James L. Reynolds [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option to purchase common shares	246,350
Common stock, exercise price	$ 0.45
Post Termination Exercise Periods Option One [Member] | ADOMANI, INC. [Member] | James L. Reynolds [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option to purchase common shares	5,000,000
Common stock, exercise price	$ 0.10
Post Termination Exercise Periods Option Two [Member] | ADOMANI, INC. [Member] | James L. Reynolds [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option to purchase common shares	500,000
Common stock, exercise price	$ 0.45